INCOME TAXES	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
INCOME TAXES

17. INCOME TAXES

New Residential intends to qualify as a REIT for the tax year ending December 31, 2013. A REIT is generally not subject to U.S. federal corporate income tax on that portion of its income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements. New Residential was a wholly owned subsidiary of Newcastle until May 15, 2013 and, as a qualified REIT subsidiary, was a disregarded entity until such date. As a result, no provision or liability for U.S. federal or state income taxes has been included in the accompanying consolidated financial statements for the years ended December 31, 2013 or 2012.

New Residential has made certain investments, particularly its investment in servicer advances (Notes 6 and 18), through TRSs and is subject to regular corporate income taxes on these investments, New Residential and its TRSs will file income tax returns with the U.S. federal government and various state and local jurisdictions for the tax year ending December 31, 2013. Generally, these income tax returns will be subject to tax examinations by tax authorities for a period of three years after the date of filing.

Common stock distributions were taxable as follows:

Year	Dividends per Share	Ordinary Income	Long-term Capital Gain	Return of Capital
2013	$0.495000	$0.445561	$0.049439	$—

10. INCOME TAXES

New Residential intends to qualify as a REIT for the tax year ending December 31, 2013. A REIT will generally not be subject to U.S. federal corporate income tax on that portion of its income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements. On December 20, 2012, New Residential Investment LLC was converted to New Residential Investment Corp. New Residential remains a wholly owned subsidiary of Newcastle and, as a qualified REIT subsidiary, continues to be a disregarded entity for the year ended December 31, 2012. As a result, no provision or liability for U.S. federal or state income taxes has been included in the accompanying consolidated financial statements for the periods ended December 31, 2012 or 2011.